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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-05040
                                    --------------------------------

                       Total Return US Treasury Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


40 West 57th Street, 18th Floor         New York, New York            10019
--------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)


                           R. Alan Medaugh, President

ISI, Inc.    40 West 57th Street, 18th Floor    New York, New York     10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:     October 31, 2009
                          ------------------------------------

Date of reporting period:    July 1, 2008 - June 30, 2009
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Total Return US Treasury Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ R. Alan Medaugh
                         -------------------------------------------------------
                               R. Alan Medaugh, President
Date    July 21, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                    EXHIBIT A
                                    ---------

                       TOTAL RETURN US TREASURY FUND, INC.
                               PROXY VOTING RECORD
                             07/01/2008 - 6/30/2009

     The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2008 through June 30, 2009).